Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schwab S&P 500 Index Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab S&P 500 Index Portfolio
Account Value	[1]	$ 33,976.39	$ 27,191.32	$ 21,542.31	$ 26,308.07	$ 20,445.81	$ 17,286.22	$ 13,147.32	$ 13,752.89	$ 11,298.44	$ 10,116.9	$ 10,000
Schwab VIT Balanced Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab VIT Balanced Portfolio
Account Value	[2]	$ 14,840.72	13,759.66	12,289.73	14,409.28	13,318.76	12,306.19	10,771.87	11,295.36	10,268.22	9,799.83	10,000
Schwab VIT Balanced with Growth Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab VIT Balanced with Growth Portfolio
Account Value	[2]	$ 16,907.31	15,373.13	13,384.84	15,935.12	14,301.54	12,991.06	11,004.86	11,795.42	10,374.44	9,752.66	10,000
Schwab VIT Growth Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab VIT Growth Portfolio
Account Value	[2]	$ 18,833.17	16,849.03	14,336.82	17,323.61	15,107.57	13,569.18	11,228.82	12,252.36	10,459.77	9,715.03	10,000
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Account Value		$ 34,253.95	27,398.84	21,695.58	26,493.85	20,584.87	17,386.05	13,222.7	13,829.01	11,350.93	10,138.38	10,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Account Value		$ 11,431.77	11,290.61	10,699.08	12,299.22	12,491.85	11,619.61	10,687.97	10,686.76	10,321.2	10,055	10,000
VIT Balanced Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		VIT Balanced Composite Index
Account Value		$ 15,780.83	14,549.59	12,938.76	15,070.59	13,853.18	12,725.66	11,066.7	11,544.38	10,444.31	9,881.68	10,000
VIT Balanced with Growth Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		VIT Balanced with Growth Composite Index
Account Value		$ 17,915.62	16,192.41	14,034.2	16,613.04	14,820.5	13,384.34	11,275.16	12,014.46	10,529.79	9,826.56	10,000
VIT Growth Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		VIT Growth Composite Index
Account Value		$ 19,889.42	$ 17,678.52	$ 14,987.23	$ 18,023.11	$ 15,629.51	$ 13,961.01	$ 11,473.68	$ 12,463.68	$ 10,601.8	$ 9,780.63	$ 10,000

[1]	Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[2]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.